Shareholders' Equity	6 Months Ended	12 Months Ended
	Jun. 27, 2014	Dec. 31, 2013
Shareholders' Equity
9.	Shareholders’ Equity

At December 31, 2013 and June 27, 2014, the Company had authorized for issuance 1,000 shares of $0.001 par value common stock of which 1,000 shares of common stock were issued and outstanding.

During the three month and six month periods ended June 28, 2013, the Company paid $5.8 million and $30.7 million of dividends to common shareholders, respectively. These payments included a dividend of $25.0 million in February 2013 in connection with the refinancing discussed in Note 7. The dividends were recorded as a reduction to retained earnings and additional contributed capital.

The changes in the shareholders’ equity balances for the six months ended June 27, 2014 are as follows (in thousands):

				Accumulated
		Additional		Other
	Common	Contributed	Retained	Comprehensive
	Stock	Capital	Earnings	Income (Loss)	Total
Balance at December 31, 2013	$ -	$ 25,358	$ 4,640	$ 474	$ 30,472
Stock compensation activity	-	97	-	-	97
Net income	-	-	12,972	-	12,972
Employee retirement plan adjustments, net of tax	-	-	-	105	105
Foreign currency translation adjustments	-	-	-	(1,054)	(1,054)

Balance at June 27, 2014	$ -	$ 25,455	$ 17,612	$ (475)	$ 42,592

The changes in the components of accumulated other comprehensive income (loss), net of taxes, for the six months ended June 28, 2013 and June 27, 2014 are as follows (in thousands):

	Employee	Foreign currency
	retirement plan	translation
	adjustments	adjustments	Total
Balance at December 31, 2012	$(1,158)	$(1,101)	$(2,259)
Amount reclassified from accumulated other comprehensive income	157	-	157
Foreign currency translation adjustments	-	(848)	(848)

Balance at June 28, 2013	$(1,001)	$(1,949)	$(2,950)

	Employee	Foreign currency
	retirement plan	translation
	adjustments	adjustments	Total
Balance at December 31, 2013	$(156)	$630	$474
Amount reclassified from accumulated other comprehensive income	105	-	105
Cumulative foreign currency translation adjustments associated with joint ventures sold	-	(591)	(591)
Foreign currency translation adjustments	-	(463)	(463)

Balance at June 27, 2014	$(51)	$(424)	$(475)

Employee retirement plan adjustments of $0.1 and $0.2 million were reclassified from accumulated other comprehensive income (loss), primarily into selling and administrative expenses, on the condensed consolidated statement of operations during the three and six months ended June 28, 2013. Comparable reclassification adjustments were made during the three and six months ended June 27, 2014 totaling approximately $0.1 million in both periods.

During the three months ended March 28, 2014, $0.6 million of cumulative foreign currency translation adjustments were recognized as part of the $3.5 million gain on the sale of joint ventures on the condensed consolidated statement of operations.

13.	Shareholders’ Equity

Common stock

At December 31, 2012 and December 31, 2013, the Company had authorized for issuance 1,000 shares of $0.001 par value common stock of which 1,000 shares of common stock were issued and outstanding. Dividends may be declared and paid on the common stock, subject to laws and provisions of the Company’s articles of incorporation, and subject to the rights and privileges of the preferred shares. In 2013, Jason paid dividends to its common shareholders in an amount of $43.1 million and to its preferred shareholders in the amount of $11.2 million, in addition to a redemption of preferred shares in the amount of $37.2 million, comprised of an original liquidation value of $35 million and a redemption premium of $2.2 million. This dividend is presented as a reduction to retained earnings and additional contributed capital in the consolidated statement of shareholders’ equity.

Other contributed equity

Jason LLC has issued (granted) various classes of its common units to certain executives and directors of the Company. In accordance with ASC 718, “Accounting for Stock Compensation”, compensation cost related to the units granted is measured on the date of grant and recognized in the Company’s financial statements over the service (vesting) period. The various classes of units are as follows:

•

Jason LLC has issued and outstanding 1,753 Class C common units to certain executives of the Company. The units were fully vested upon issuance. The fair value of these units totaled $0.8 million and was expensed by the Company in the period ended December 31, 2010 with a corresponding increase to additional contributed capital. If a holder of Class C common units ceases to be employed by the Company, Jason LLC would have the right, but not the obligation, to repurchase all or any portion of the Class C common units at a price equal to fair value, as defined. Under certain circumstances, as defined, an employee shall have the right, but not the obligation, to put the Class C common units to Jason LLC, and Jason LLC is required to repurchase the Class C common units at $1,000 per unit, subject to adjustment, as defined.

•	Jason LLC has issued and outstanding 3,069 Class D common units. The fair value of the units totaled $1.5 million, and was treated as a non-cash conversion of debt during the period ended December 31, 2010.

•	Jason LLC has authorized 2,603 Class E-1 common units to certain executives and directors of the Company of which 2,190 are outstanding at December 31, 2013. The fair value of these units totaled $0.8 million, and is being expensed by the Company on a straight-line basis over the four-year vesting period. The Company expensed $0.2 million in each of the years ended December 31, 2011, 2012 and 2013, with a corresponding increase to additional contributed capital.

•	Jason LLC has authorized 5,206 Class E-2 common units to certain executives and directors of the Company of which 4,360 are outstanding at December 31, 2013. The units vest upon a sale or initial public offering (IPO) if certain investment returns are achieved. The fair value of these units totaled $0.9 million and will be recognized as expense by the Company when the performance condition (i.e. sale or IPO of the Company) becomes probable.

If a holder of Class E-1 or Class E-2 common units ceases to be employed by the Company for any reason, Jason LLC shall have the right, but not the obligation, to repurchase all or any portion of the vested Class E-1 or Class E-2 units at a price equal to fair value, as defined.

The fair value of the equity instruments was determined using the probability-weighted expected return method. The inputs utilized are classified as Level 3 inputs within the fair value hierarchy as defined in ASC 820.